TAXES ON INCOME (Schedule of Income Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Israel	$ (3,935)	$ 5,742	$ 7,138
Non-Israeli Subsidiaries	1,078	903	653
INCOME (LOSS) BEFORE TAXES ON INCOME	$ (2,857)	$ 6,645	$ 7,791